Dividends Paid and Proposed (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Summary of Woodside Energy Group Ltd, the parent entity, paid and proposed dividends
Woodside Energy Group Ltd, the parent entity, paid and proposed dividends set out below:

	202 3 US$m	202 2 US$m	202 1 US$m

(a) Dividends paid during the financial year
Prior year fully franked final dividend 1	2,734	1,018	115
Current year fully franked interim dividend 2	1,519	2,070	289

	4,253	3,088	404

(b) Dividend declared subsequent to the reporting period (not recorded as a liability)
Final dividend 3	1,139	2,734	1,018

(c) Other information

Current year dividends per share (US cents)	140	253	135

1.	2023: US$1.44, paid on 5 April 2023
2022:	US$1.05, paid on 23 March 2022
2021:	US$0.12, paid on 24 March 2021
2.	2023: US$0.80, paid on 28 September 2023
2022:	US$1.09, paid on 6 October 2022
2021:	US$0.30, paid on 24 September 2021
3.	2023: US$0.60, to be paid on 4 April 2024
2022:	US$1.44, paid on 5 April 2023
2021:	US$1.05, paid on 23 March 2022